COMMITMENTS AND CONTINGENCIES (Details) - CHF (SFr) SFr in Millions		3 Months Ended	12 Months Ended
	Aug. 25, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2025	Nov. 30, 2023	Dec. 08, 2017
Disclosure of detailed information about commitments and contingencies [Line Items]
Total contractual and purchase commitments			SFr 886.7	SFr 725.5
Mobile Network Services Claims
Disclosure of detailed information about commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities						SFr 90.0
Broadcasting Rights Penalty
Disclosure of detailed information about commitments and contingencies [Line Items]
Estimated financial effect of contingent liabilities					SFr 29.1
Broadcasting rights penalty, amount of claims settled			SFr 29.3
Dispute with Swisscome
Disclosure of detailed information about commitments and contingencies [Line Items]
Proceeds from dispute, non-prejudicial amount received	SFr 18.8
Gain contingencies, recognized amount		SFr 17.2